Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Basic earnings per share [abstract]
Disclosure of earnings per share [Table Text Block]
	Year ended December 31,
	2025	2024
Weighted average common shares outstanding
Basic	395,521,903	376,785,518
Plus net incremental shares from:
Assumed conversion: stock options	1,126,893	483,149
Assumed conversion: warrants	-	22,544
Diluted weighted average common shares outstanding	396,648,796	377,291,211